UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06687

                         The Gabelli Money Market Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Annual Report — September 30, 2017

To Our Shareholders,

The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in filings with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Portfolio Holdings

On a monthly basis, The Gabelli U.S. Treasury Money Market Fund makes available a complete schedule of portfolio holdings. Shareholders may obtain this information at www.gabelli.com, by calling the Fund at 800-GABELLI (800-422-3554), or on the SEC’s website at www.sec.gov.

The Gabelli U.S. Treasury Money Market Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2017 through September 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2017.

	Beginning Account Value 04/01/17	Ending Account Value 09/30/17	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli U.S. Treasury Money Market Fund
Actual Fund Return
Class AAA	$1,000.00	$1,004.10	0.08%	$0.40
Class A	$1,000.00	$1,004.10	0.08%	$0.40
Class C	$1,000.00	$1,004.10	0.08%	$0.40

Hypothetical 5% Return
Class AAA	$1,000.00	$1,024.67	0.08%	$0.41
Class A	$1,000.00	$1,024.67	0.08%	$0.41
Class C	$1,000.00	$1,024.67	0.08%	$0.41

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2017:

The U.S. Treasury Money Market Fund

U.S. Treasury Bills	100.0%
Other Assets and Liabilities (Net)	0.0%

Net Assets	100.0%

The Gabelli U.S. Treasury Money Market Fund

Statement of Net Assets

September 30, 2017

Principal			Market
Amount			Value
	U.S. GOVERNMENT OBLIGATIONS — 100.0%

$1,892,838,000	U.S. Treasury Bills, 0.950% to 1.187%†, 10/05/17 to 03/29/18		$1,890,165,175

TOTAL INVESTMENTS
(Cost $1,890,165,175)		100.0%	1,890,165,175

Receivable for Fund shares sold		0.0%	1,475,830
Payable for Fund shares redeemed		(0.0)%	(603,138)
Distributions payable		(0.0)%	(150,404)
Payable to Manager		(0.0)%	(91,763)
Other Assets and Liabilities (Net)		(0.0)%	(76,748)

NET ASSETS
(applicable to 1,890,809,301 shares outstanding)		100.0%	$1,890,718,952

Net Assets Consist of:
Paid-in capital			$1,890,809,734
Distributions in excess of net investment income			(2,447)
Accumulated net realized loss on investments			(88,335)

TOTAL NET ASSETS			$1,890,718,952

SHARES OF BENEFICIAL INTEREST, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,884,846,536 ÷ 1,884,935,322 shares outstanding)	$1.00

Class A:
Net Asset Value, offering, and redemption price per share ($4,102,703 ÷ 4,103,857 shares outstanding)	$1.00

Class C:
Net Asset Value, offering, and redemption price per share ($1,769,713 ÷ 1,770,122 shares outstanding)	$1.00

†	Represents range of annualized yields at date of purchase.

Statement of Operations

For the Year Ended September 30, 2017

Investment Income:
Interest	$12,112,009

Expenses:
Management fees	1,434,311
Shareholder services fees	111,192
Custodian fees	105,982
Registration expenses	62,209
Legal and audit fees	49,860
Shareholder communications expenses	40,899
Trustees’ fees	24,750
Interest expense	1,835
Miscellaneous expenses	64,427

Total Expenses	1,895,465

Less:
Expenses reimbursed by the Manager (See Note 5)	(459,319)

Net Operating Expenses	1,436,146

Net Investment Income	10,675,863

Net Realized Loss on Investments	(49,605)

Net Increase in Net Assets Resulting from Operations	$10,626,258

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2017	Year Ended September 30, 2016
Operations:
Net investment income	$10,675,863	$2,646,902
Net realized loss on investments	(49,605)	(37,083)

Net Increase in Net Assets Resulting from Operations	10,626,258	2,609,819

Distributions to Shareholders:
Net investment income
Class AAA	(10,624,713)	(2,654,537)
Class A	(30,589)	(12,593)
Class C	(20,561)	(8,235)

Total Distributions to Shareholders	(10,675,863)	(2,675,365)

Shares of Beneficial Interest Transactions ($1.00 per share):
Proceeds from shares issued
Class AAA	2,335,446,182	2,264,141,645
Class A	3,435,208	7,017,399
Class C	3,120,706	8,528,817

Total proceeds from shares issued	2,342,002,096	2,279,687,861

Proceeds from reinvestment of distributions
Class AAA	10,475,159	2,625,360
Class A	22,631	8,621
Class C	19,485	7,792

Total proceeds from reinvestment of distributions	10,517,275	2,641,773

Cost of shares redeemed
Class AAA	(2,186,196,856)	(2,164,025,686)
Class A	(5,341,720)	(11,106,219)
Class C	(7,895,165)	(6,556,133)

Total cost of shares redeemed	(2,199,433,741)	(2,181,688,038)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	153,085,630	100,641,596

Net Increase in Net Assets	153,036,025	100,576,050
Net Assets:
Beginning of year	1,737,682,927	1,637,106,877

End of year (including undistributed net investment income of $0 and $0, respectively)	$1,890,718,952	$1,737,682,927

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended September	Net Asset Value, Beginning	Net Investment	Net Realized Gain (Loss) on	Total from Investment		Net Investment	Net Realized Gain on	Total		Net Asset Value, End of	Total		Net Assets, End of Year	Net Investment		Operating Expenses Net of Fees Waived, Reimbursed, and Assumed by the	Operating Expenses Before Fees Waived, Reimbursed, and Assumed by the
30	of Year	Income(a)	Investments(b)	Operations		Income	Investments(b)	Distributions		Year	Return†		(in 000’s)	Income		Manager	Manager
Class AAA
2017	$1.0000	$0.0060	$(0.0000)	$0.0060		$(0.0060)	—	$(0.0060)		$1.0000	0.60%		$1,884,846	0.60%		0.08%	0.11%
2016	1.0000	0.0017	0.0000	0.0017		(0.0017)	—	(0.0017)		1.0000	0.17		1,725,171	0.17		0.08	0.11
2015	1.0000	—	0.0000	0.0000	(b)	—	$(0.0000)	(0.0000	)(b)	1.0000	0.00	(c)	1,622,495	0.00	(c)	0.03	0.11
2014	1.0000	—	0.0000	0.0000	(b)	—	(0.0000)	(0.0000	)(b)	1.0000	0.00	(c)	1,690,137	0.00	(c)	0.05	0.10
2013	1.0000	0.0002	0.0000	0.0002		(0.0002)	(0.0000)	(0.0002)		1.0000	0.02		1,700,348	0.01		0.07	0.11
Class A
2017	$1.0000	$0.0060	$(0.0000)	$0.0060		$(0.0060)	—	$(0.0060)		$1.0000	0.60%		$4,103	0.60%		0.08%	0.11%
2016	1.0000	0.0017	0.0000	0.0017		(0.0017)	—	(0.0017)		1.0000	0.17		5,987	0.17		0.08	0.11
2015	1.0000	—	0.0000	0.0000	(b)	—	$(0.0000)	(0.0000	)(b)	1.0000	0.00	(c)	10,067	0.00	(c)	0.03	0.11
2014	1.0000	—	0.0000	0.0000	(b)	—	(0.0000)	(0.0000	)(b)	1.0000	0.00	(c)	5,229	0.00	(c)	0.05	0.10
2013	1.0000	0.0002	0.0000	0.0002		(0.0002)	(0.0000)	(0.0002)		1.0000	0.02		3,571	0.01		0.07	0.11
Class C
2017	$1.0000	$0.0060	$(0.0000)	$0.0060		$(0.0060)	—	$(0.0060)		$1.0000	0.60%		$1,770	0.60%		0.08%	0.11%
2016	1.0000	0.0017	0.0000	0.0017		(0.0017)	—	(0.0017)		1.0000	0.17		6,525	0.17		0.08	0.11
2015	1.0000	—	0.0000	0.0000	(b)	—	$(0.0000)	(0.0000	)(b)	1.0000	0.00	(c)	4,545	0.00	(c)	0.03	0.11
2014	1.0000	—	0.0000	0.0000	(b)	—	(0.0000)	(0.0000	)(b)	1.0000	0.00	(c)	2,217	0.00	(c)	0.05	0.10
2013	1.0000	0.0002	0.0000	0.0002		(0.0002)	(0.0000)	(0.0002)		1.0000	0.02		3,020	0.01		0.07	0.11

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions.
(a)

Net investment income (loss) per Class AAA, Class A, and Class C Shares before expenses reimbursed by the Manager for the years ended September 30, 2017, 2016, 2015, 2014, and 2013 was $0.0057, $0.0014, ($0.0007), ($0.0005), and ($0.0002), respectively.

(b)	Amount represents less than $0.00005 per share.
(c)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements

1. Organization. The Gabelli U.S. Treasury Money Market Fund, a series of The Gabelli Money Market Funds (the “Trust”), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market value and is permitted under Rule 2a-7, as amended, under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s approval as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets
Level 2 - Other Significant Observable Inputs	$1,890,165,175

*	Level 2 holdings consist of U.S. Government Obligations.

The Fund held only Level 2 investments during the years ended September 30, 2017 and 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

In 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations which structurally changed the way that certain money market funds operate. Since the Fund invests only in U.S. Treasury securities, it will continue to transact at a stable $1.00 share price.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on long term debt securities are amortized using the effective yield to maturity method.

Distributions to Shareholders. Distributions from investment income (including net short term realized capital gains) are declared daily and paid monthly. Distributions from net long term capital gains, if any, are paid annually. Book/tax differences of distributions are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

For the years ended September 30, 2017 and 2016, the tax character of distributions was all ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2017, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(38,919)
Undistributed ordinary income (inclusive of short term capital gains)	147,957
Net unrealized depreciation	(3,570)
Qualified late year losses deferred	(45,846)
Current year dividends payable	(150,404)

Total	$(90,782)

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $38,919.

At September 30, 2017, the temporary difference between book basis and tax basis net unrealized depreciation on investments was primarily due to deferral of losses from wash sales.

The following summarizes the tax cost of investments and the related net unrealized appreciation/(depreciation) at September 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$1,890,168,745	$—	$(3,570)	$(3,570)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended September 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2017, Gabelli Funds, LLC (the “Manager”) has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Manager will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended September 30, 2017, there were no borrowings under the line of credit.

4. Shares of Beneficial Interest. The Fund offers three classes of shares - Class AAA Shares, Class A Shares, and Class C Shares. Class A Shares and Class C Shares are offered only as an exchange option for shareholders holding Class A or Class C Shares of other funds within the Gabelli/GAMCO Fund complex. Class A Shares and Class C Shares are not available for direct investment by shareholders.

5. Agreements with Affiliated Parties. The Trust has entered into a management agreement (the “Management Agreement”) with the Manager, which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.08% of the value of the Fund’s average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. In addition, the Manager may voluntarily reimburse expenses to the extent necessary to assist the Fund in attempting to prevent a negative yield.

G.distributors, LLC, an affiliate of the Manager, retained $15,889 from investors on redemptions of shares that were exchanged into the Fund from other funds in the Gabelli/GAMCO Fund complex.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board of Trustees (the “Board”) meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Significant Shareholder. As of September 30, 2017, 66.3% of the Fund was beneficially owned by the Manager and its affiliates, including managed accounts for which the affiliates of the Manager have voting control but disclaim pecuniary interest.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

8. Subsequent Events. Effective October 1, 2017, the total expense ratio for the Fund was reduced from 0.11% of the Fund’s average daily net assets to 0.08% of the Fund’s average daily net assets. The Manager has contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding contingent deferred sales loads (for Class A and Class C shares only), interest, acquired fund fees and expenses, taxes, and extraordinary expenses) at no more than 0.08% of the Fund’s average daily net assets for Class AAA, Class A, and Class C shares. This arrangement is in effect through January 31, 2018. Thereafter, this arrangement will renew automatically for an additional one year period unless the Board or the Manager provides the other with written notice of termination at least sixty days prior to the expiration of the then current term.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli U.S. Treasury Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

The Gabelli U.S. Treasury Money Market Fund

We have audited the accompanying statement of net assets of The Gabelli U.S. Treasury Money Market Fund (the “Fund”), a series of The Gabelli Money Market Funds, as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli U.S. Treasury Money Market Fund, a series of The Gabelli Money Market Funds, at September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 28, 2017

The Gabelli U.S. Treasury Money Market Fund

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli U.S. Treasury Money Market Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[3]
INTERESTED TRUSTEE[4] :

Mario J. Gabelli, CFA Trustee and Chief Investment Officer Age: 75	Since 1992	32	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO/Teton Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications); Director of RLJ Acquisition, Inc. (blank check company) (2011-2012)
INDEPENDENT TRUSTEES[5] :

Elizabeth C. Bogan Trustee Age: 73	Since 2017	3	Senior Lecturer in Economics at Princeton University	—

Anthony J. Colavita Trustee Age: 81	Since 1992	28	President of the law firm of Anthony J. Colavita, P.C.	—

Vincent D. Enright Trustee Age: 73	Since 1992	17	Former Senior Vice President and Chief Financial Officer of KeySpan Corp. (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics) (2008-2014); Director of the LGL Group, Inc. (diversified manufacturing) (2011-2014)

Robert C. Kolodny, MD Trustee Age: 73	Since 2006	2	Physician; Principal of KBS Management LLC (investment adviser); General Partner of KBS Partnership, KBS II Investment Partnership, KBS III Investment Partnership, Kolodny Family Limited Partnership (private investment partnerships); Medical Director and Chairman of the Board of the Behavioral Medicine Institute	—

Anthonie C. van Ekris Trustee Age: 83	Since 1992	22	Chairman and Chief Executive Officer of BALMAC International, Inc. (global import/ export company)	—

The Gabelli U.S. Treasury Money Market Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Bruce N. Alpert President Age: 65	Since 1992	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Gabelli/GAMCO/Teton Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Director of Teton Advisors, Inc., 1998-2012

Agnes Mullady Vice President Age: 59	Since 2006	Officer of all of the registered investment companies within the Gabelli/GAMCO/Teton Fund Complex since 2006; President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2015; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since 2016

Andrea R. Mango Secretary Age: 45	Since 2013	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of all registered investment companies within the Gabelli/GAMCO/Teton Fund Complex since 2013; Vice President of all closed-end funds within the Gabelli/GAMCO/Teton Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013; Vice President and Counsel of Deutsche Bank, 2006-2011

John C. Ball Treasurer Age: 41	Since 2017	Treasurer of funds within the Gabelli/GAMCO/Teton Fund Complex (closed-end funds since May 2017 and open-end funds since February 2017); Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007- 2014

Richard J. Walz Chief Compliance Officer Age: 58	Since 2013	Chief Compliance Officer of all of the registered investment companies within the Gabelli/GAMCO/Teton Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013; Chief Compliance Officer of Cutwater Asset Management, 2004-2011

Ronald S. Eaker Vice President and Portfolio Manager Age: 56	Since 1992	Senior Portfolio Manager of Gabelli Fixed Income LLC and its predecessors since 1987

Judith A. Raneri Vice President and Portfolio Manager Age: 49	Since 1997	Portfolio Manager of Gabelli Funds, LLC since 1997; Former Senior Portfolio Manager, Secretary, and Treasurer of The Treasurer’s Fund, Inc. and a member of its Investment and Credit Review Committee

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended and Restated By-Laws and Agreement and Declaration of Trust. Each Officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]

“Interested person” of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment manager.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

The Gabelli U.S. Treasury Money Market Fund

2017 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended September 30, 2017, the Fund designates 100% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended September 30, 2017 which was derived from U.S. Treasury securities was 100%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli U.S. Treasury Money Market Fund met this strict requirement in the year ended September 30, 2017. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

________________

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI U.S. TREASURY MONEY MARKET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Judith A. Raneri joined GAMCO Investors, Inc. in 1989. Currently she is the Vice President and Senior Portfolio Manager of Gabelli Funds, LLC responsible for managing the Fund. Ms. Raneri received a B.S. with honors in Finance from Iona College.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a B.S. in Finance.

The Gabelli U.S. Treasury Money Market Fund

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118

e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Agnes Mullady
Executive Chairman	Vice President
Associated Capital Group, Inc.
Andrea R. Mango
Elizabeth C. Bogan	Secretary
Senior Lecturer,
Princeton University	John C. Ball
Treasurer
Anthony J. Colavita
President,	Richard J. Walz
Anthony J. Colavita, P.C.	Chief Compliance Officer

Vincent D. Enright
Former Senior Vice President	DISTRIBUTOR
and Chief Financial Officer,
KeySpan Corp.	G.distributors, LLC

Robert C. Kolodny, MD	CUSTODIAN, TRANSFER
Physician,	AGENT, AND DIVIDEND
Principal of KBS	DISBURSING AGENT
Management LLC
State Street Bank and Trust
Anthonie C. van Ekris	Company
Chairman,
BALMAC International, Inc.	LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB404Q317AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent.”

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,235 in 2016 and $25,200 in 2017.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2016 and $0 in 2017.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,700 in 2016 and $3,700 in 2017. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2016 and $0 in 2017.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3,700 in 2016 and $3,700 in 2017.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Money Market Funds

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 12/05/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 12/05/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 12/05/2017

* Print the name and title of each signing officer under his or her signature.